TAXATION - Components of consolidated income tax expense (benefit) (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2021 IDR (Rp)
TAXATION
Current	Rp 8,796	$ 571	Rp 9,259	Rp 9,556
Deferred	(9)	(1)	(549)	84
Net income tax expense	8,787	$ 570	8,710	9,640
The Company
TAXATION
Current	1,271		2,134	2,236
Deferred	504		(102)	(614)
Subsidiaries
TAXATION
Current	7,525		7,125	7,320
Deferred	Rp (513)		Rp (447)	Rp 698